Fair value measurements (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value measurements at reporting date
Change in fair value of derivatives	¥ 44,033	¥ 84,484	¥ (51,867)
Derivatives liabilities - warrants
Fair value measurements at reporting date
Change in fair value of derivatives	39,593	74,014	(51,074)
Foreign exchange forward contracts | Not designated as hedging instruments
Fair value measurements at reporting date
Change in fair value of derivatives	¥ 4,440	¥ 10,470	¥ (793)